GMO Opportunistic Income Fund Expense Example - GMO Opportunistic Income Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	759
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	650
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	759
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	$ 904